INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Income before income taxes consisted of the following (in millions):

Year Ended December 31,	2012	2011	2010
		As Adjusted
United States[1]	$3,526	$3,029	$7,188
International	8,283	8,429	7,019
Total	$11,809	$11,458	$14,207

[1]
In 2010, the Company's U.S. income before income taxes included a $4,978 million gain due to the remeasurement of our equity investment in CCE to fair value upon our acquisition of CCE's former North America business. Refer to Note 2 for additional information.

Income tax expense consisted of the following for the years ended December 31, 2012, 2011 and 2010 (in millions):

	United States	State and Local	International	Total
2012
Current	$602	$74	$1,415	$2,091
Deferred	936	33	(337)	632
2011 — As Adjusted
Current	$286	$66	$1,425	$1,777
Deferred	898	27	110	1,035
2010 — As Adjusted
Current	$469	$85	$1,212	$1,766
Deferred	586	2	16	604

We made income tax payments of $981 million, $1,612 million and $1,766 million in 2012, 2011 and 2010, respectively.
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Year Ended December 31,	2012		2011		2010
			As Adjusted
Statutory U.S. federal tax rate	35.0%		35.0%		35.0%
State and local income taxes — net of federal benefit	1.1		0.9		0.6
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(9.5)	[1,2]	(9.5)	[5,6,7]	(5.6)	[15]
Reversal of valuation allowances	(2.4)	[3]	—		—
Equity income or loss	(2.0)		(1.4)	[8]	(1.9)	[16]
CCE transaction	—		—		(12.5)	[17,18]
Sale of Norwegian and Swedish bottling operations	—		—	[9]	0.4	[19]
Other operating charges	0.4	[4]	0.3	[10]	0.4	[20]
Other — net	0.5		(0.8)	[11,12,13,14]	0.3	[21,22]
Effective tax rate	23.1%		24.5%		16.7%

[1]
Includes a tax expense of $133 million (or a 1.1 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[2]
Includes a tax expense of $57 million on pretax net gains of $76 million (or a 0.3 percent impact on our effective tax rate) related to the following: a gain recognized as a result of the merger of Embotelladora Andina S.A. ("Andina") and Embotelladoras Coca-Cola Polar S.A. ("Polar"); a gain recognized as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at a per share amount greater than the carrying value of the Company's per share investment; the loss recognized on the pending sale of a majority ownership interest in our consolidated Philippine bottling operations to Coca-Cola FEMSA; and the expense recorded for the premium the Company paid over the publicly traded market price to acquire an ownership interest in Mikuni. Refer to Note 17.

[3]	Relates to a net tax benefit of $283 million associated with the reversal of valuation allowances in certain of the Company's foreign jurisdictions.

[4]
Includes a tax benefit of $95 million on pretax charges of $416 million (or a 0.4 percent impact on our effective tax rate) primarily related to the Company's productivity and reinvestment program as well as other restructuring initiatives; the refinement of previously established accruals related to the Company's 2008–2011 productivity initiatives; and the refinement of previously established accruals related to the Company's integration of CCE's former North America business. Refer to Note 18.

[5]	Includes a tax benefit of $6 million related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[6]	Includes a zero percent effective tax rate on pretax charges of $17 million due to the impairment of available-for-sale securities. Refer to Note 3 and Note 17.

[7]
Includes a tax expense of $299 million on pretax net gains of $641 million (or a 0.7 percent impact on our effective tax rate) related to the net gain recognized as a result of the merger of Embotelladoras Arca, S.A.B. de C.V. ("Arca") and Grupo Continental S.A.B. ("Contal"); the gain recognized on the sale of our investment in Embonor; and gains the Company recognized as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at per share amounts greater than the carrying value of the Company's per share investment. These gains were partially offset by charges associated with certain of the Company's equity method investments in Japan. Refer to Note 17.

[8]
Includes a tax benefit of $7 million on pretax net charges of $53 million (or a 0.1 percent impact on our effective tax rate) related to our proportionate share of asset impairments and restructuring charges recorded by certain of our equity method investees. Refer to Note 17.

[9]
Includes a tax benefit of $2 million on pretax charges of $5 million related to the finalization of working capital adjustments on the sale of our Norwegian and Swedish bottling operations. Refer to Note 2 and Note 17.

[10]
Includes a tax benefit of $224 million on pretax charges of $732 million (or a 0.3 percent impact on our effective tax rate) primarily related to the Company's productivity, integration and restructuring initiatives; transaction costs incurred in connection with the merger of Arca and Contal; costs associated with the earthquake and tsunami that devastated northern and eastern Japan; and costs associated with the flooding in Thailand. Refer to Note 17.

[11]
Includes a tax benefit of $8 million on pretax charges of $19 million related to the amortization of favorable supply contracts acquired in connection with our acquisition of CCE's former North America business.

[12]
Includes a tax benefit of $3 million on pretax net charges of $9 million related to the repurchase and/or exchange of certain long-term debt assumed in connection with our acquisition of CCE's former North America business as well as the early extinguishment of certain other long-term debt. Refer to Note 10.

[13]	Includes a tax benefit of $14 million on pretax charges of $41 million related to the impairment of an investment in an entity accounted for under the equity method of accounting. Refer to Note 17.

[14]	Includes a tax benefit of $2 million related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in certain domestic jurisdictions.

[15]
Includes a tax expense of $265 million (or a 1.9 percent impact on our effective tax rate) primarily related to deferred tax expense on certain current year undistributed foreign earnings that are not considered indefinitely reinvested and amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties.

[16]
Includes a tax benefit of $9 million on pretax net charges of $66 million (or a 0.1 percent impact on our effective tax rate) related to charges recorded by our equity method investees. Refer to Note 17.

[17]
Includes a tax benefit of $34 million on a pretax gain of $4,978 million (or a reduction of 12.5 percent on our effective tax rate) related to the remeasurement of our equity investment in CCE to fair value upon our acquisition of CCE's former North America business. The tax benefit reflects the impact of reversing deferred tax liabilities associated with our equity investment in CCE prior to the acquisition. Refer to Note 2.

[18]	Includes a tax benefit of $99 million on pretax charges of $265 million related to the write-off of preexisting relationships with CCE. Refer to Note 2.

[19]
Includes a tax expense of $261 million on a pretax gain of $597 million (or a 0.4 percent impact on our effective tax rate) related to the sale of our Norwegian and Swedish bottling operations. Refer to Note 2.

[20]
Includes a tax benefit of $223 million on pretax charges of $819 million (or a 0.4 percent impact on our effective tax rate) primarily related to the Company's productivity, integration and restructuring initiatives, transaction costs and charitable contributions. Refer to Note 17.

[21]
Includes a tax benefit of $114 million on pretax charges of $493 million (or a 0.5 percent impact on our effective tax rate) related to the repurchase of certain long-term debt and costs associated with the settlement of treasury rate locks issued in connection with the debt tender offer; the loss related to the remeasurement of our Venezuelan subsidiary's net assets; other-than-temporary impairment charges; and a donation of preferred shares in one of our equity method investees. Refer to Note 17.

[22]
Includes a tax expense of $31 million (or a 0.2 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, and other tax matters in certain domestic jurisdictions.

Our effective tax rate reflects the tax benefits of having significant operations outside the United States, which are generally taxed at rates lower than the U.S. statutory rate of 35 percent. As a result of employment actions and capital investments made by the Company, certain tax jurisdictions provide income tax incentive grants, including Brazil, Costa Rica, Singapore and Swaziland. The terms of these grants expire from 2015 to 2020. We expect each of these grants to be renewed indefinitely. Tax incentive grants favorably impacted our income tax expense by $168 million, $193 million and $145 million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, our effective tax rate reflects the benefits of having significant earnings generated in investments accounted for under the equity method of accounting, which are generally taxed at rates lower than the U.S. statutory rate.
In 2010, the Company recorded a $4,978 million pretax remeasurement gain associated with the acquisition of CCE's former North America business. This remeasurement gain was not recognized for tax purposes and therefore no tax expense was recorded on this gain. Also, as a result of this acquisition, the Company was required to reverse $34 million of deferred tax liabilities which were associated with our equity investment in CCE prior to the acquisition. In addition, the Company recognized a $265 million charge related to the settlement of preexisting relationships with CCE, and we recorded a tax benefit of 37 percent related to this charge.
The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. U.S. tax authorities have completed their federal income tax examinations for all years prior to 2005. With respect to state and local jurisdictions and countries outside the United States, with limited exceptions, the Company and its subsidiaries are no longer subject to income tax audits for years before 2002. For U.S. federal and state tax purposes, the net operating losses and tax credit carryovers acquired in connection with our acquisition of CCE's former North America business that were generated between the years of 1990 through 2010 are subject to adjustments until the year in which they are actually utilized is no longer subject to examination.
Although the outcome of tax audits is always uncertain, the Company believes that adequate amounts of tax, including interest and penalties, have been provided for any adjustments that are expected to result from those years.
As of December 31, 2012, the gross amount of unrecognized tax benefits was $302 million. If the Company were to prevail on all uncertain tax positions, the net effect would be a benefit to the Company's effective tax rate of $187 million, exclusive of any benefits related to interest and penalties. The remaining $115 million, which was recorded as a deferred tax asset, primarily represents tax benefits that would be received in different tax jurisdictions in the event the Company did not prevail on all uncertain tax positions.
A reconciliation of the changes in the gross balance of unrecognized tax benefit amounts is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Beginning balance of unrecognized tax benefits	$320	$387	$354
Increases related to prior period tax positions	69	9	26
Decreases related to prior period tax positions	(15)	(19)	(10)
Increases related to current period tax positions	23	6	33
Decreases related to current period tax positions	—	(1)	—
Decreases related to settlements with taxing authorities	(45)	(5)	—
Reductions as a result of a lapse of the applicable statute of limitations	(36)	(46)	(1)
Increase related to acquisition of CCE's former North America business	—	—	6
Increases (decreases) from effects of foreign currency exchange rates	(14)	(11)	(21)
Ending balance of unrecognized tax benefits	$302	$320	$387

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company had $113 million, $110 million and $112 million in interest and penalties related to unrecognized tax benefits accrued as of December 31, 2012, 2011 and 2010, respectively. Of these amounts, $33 million of expense, $2 million of benefit and $17 million of expense were recognized through income tax expense in 2012, 2011 and 2010, respectively. If the Company were to prevail on all uncertain tax positions, the reversal of this accrual would also be a benefit to the Company's effective tax rate.
It is expected that the amount of unrecognized tax benefits will change in the next 12 months; however, we do not expect the change to have a significant impact on our consolidated statements of income or consolidated balance sheets. These changes may be the result of settlements of ongoing audits, statute of limitations expiring, or final settlements in transfer pricing matters that are the subject of litigation. At this time, an estimate of the range of the reasonably possible outcomes cannot be made.
As of December 31, 2012, undistributed earnings of the Company's foreign subsidiaries amounted to $26.9 billion. Those earnings are considered to be indefinitely reinvested and, accordingly, no U.S. federal and state income taxes have been provided thereon. Upon distribution of those earnings in the form of dividends or otherwise, the Company would be subject to both U.S. income taxes (subject to an adjustment for foreign tax credits) and withholding taxes payable to the various foreign countries. Determination of the amount of unrecognized deferred U.S. income tax liability is not practical because of the complexities associated with its hypothetical calculation; however, unrecognized foreign tax credits would be available to reduce a portion of the U.S. tax liability.
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consist of the following (in millions):

December 31,	2012	2011
Deferred tax assets:
Property, plant and equipment	$89	$224
Trademarks and other intangible assets	77	68
Equity method investments (including foreign currency translation adjustment)	209	278
Derivative financial instruments	116	43
Other liabilities	1,178	1,257
Benefit plans	1,808	2,022
Net operating/capital loss carryforwards	782	818
Other	320	418
Gross deferred tax assets	$4,579	$5,128
Valuation allowances	(487)	(859)
Total deferred tax assets[1,2]	$4,092	$4,269
Deferred tax liabilities:
Property, plant and equipment	$(2,204)	$(2,039)
Trademarks and other intangible assets	(4,133)	(4,201)
Equity method investments (including foreign currency translation adjustment)	(712)	(816)
Derivative financial instruments	(140)	(129)
Other liabilities	(144)	(129)
Benefit plans	(495)	(445)
Other	(929)	(753)
Total deferred tax liabilities[3]	$(8,757)	$(8,512)
Net deferred tax liabilities	$(4,665)	$(4,243)

[1]	Noncurrent deferred tax assets of $403 million and $243 million were included in the line item other assets in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

[2]
Current deferred tax assets of $244 million and $227 million were included in the line item prepaid expenses and other assets in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

[3]
Current deferred tax liabilities of $331 million and $19 million were included in the line item accounts payable and accrued expenses in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, we had $70 million of net deferred tax assets and $491 million of net deferred tax liabilities located in countries outside the United States.
As of December 31, 2012, we had $6,494 million of loss carryforwards available to reduce future taxable income. Loss carryforwards of $279 million must be utilized within the next five years, and the remainder can be utilized over a period greater than five years.
An analysis of our deferred tax asset valuation allowances is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Balance at beginning of year	$859	$950	$681
Increase due to our acquisition of CCE's former North America business	—	—	291
Additions	126	138	115
Decrease due to transfer to assets held for sale	(146)	—	—
Deductions	(352)	(229)	(137)
Balance at end of year	$487	$859	$950

The Company's deferred tax asset valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on tax loss carryforwards from operations in various jurisdictions. These valuation allowances were primarily related to deferred tax assets generated from net operating losses. Current evidence does not suggest we will realize sufficient taxable income of the appropriate character within the carryforward period to allow us to realize these deferred tax benefits. If we were to identify and implement tax planning strategies to recover these deferred tax assets or generate sufficient income of the appropriate character in these jurisdictions in the future, it could lead to the reversal of these valuation allowances and a reduction of income tax expense. The Company believes that it will generate sufficient future taxable income to realize the tax benefits related to the remaining net deferred tax assets in our consolidated balance sheets.
In 2012, the Company recognized a net decrease of $372 million in its valuation allowances. This decrease was primarily related to the reversal of valuation allowances in several foreign jurisdictions. As a result of considering recent significant positive evidence, including, among other items, a consistent pattern of earnings in the past three years, as well as business plans showing continued profitability, it was determined that a valuation allowance was no longer required for certain deferred tax assets primarily recorded on net operating losses in foreign jurisdictions. This decrease was also partially due to a transfer of a valuation allowance into assets held for sale as required by accounting principles generally accepted in the United States upon execution of the share purchase agreement for the sale of a majority interest in our consolidated Philippine bottling operations. Refer to Note 1 for additional information on the Company's accounting policy related to assets and liabilities held for sale. Refer to Note 2 for additional information on the Company's Philippine bottling operations. In addition, the Company recognized an increase in its valuation allowances primarily due to the addition of a deferred tax asset and related valuation allowance on certain investments accounted for under the equity method of accounting and increases in net operating losses during the normal course of business operations.
In 2011, the Company recognized a net decrease of $91 million in its valuation allowances. This decrease was primarily related to the utilization of net operating losses during the normal course of business operations; the reversal of a deferred tax asset and related valuation allowance on certain expiring attributes; and the reversal of a deferred tax asset and related valuation allowance on certain equity investments. In addition, the Company recognized an increase in the valuation allowances primarily due to the carryforward of expenses disallowed in the current year and increases in net operating losses during the normal course of business operations.
In 2010, the Company recognized a net increase of $269 million in its valuation allowances. This increase was primarily related to valuation allowances on various tax loss carryforwards acquired in conjunction with our acquisition of CCE's former North America business. The Company also recognized an increase in the valuation allowances due to the carryforward of expenses disallowed in the current year and changes to deferred tax assets and a related valuation allowance on certain equity method investments. In addition, the Company recognized a reduction in the valuation allowances primarily due to the reversal of a deferred tax asset and related valuation allowance on certain expiring attributes; the reversal of a deferred tax asset and related valuation allowance related to the deconsolidation of certain entities; and the impact of foreign currency fluctuations.